SECURED BORROWINGS, Fly Aladdin Acquisition Facility (Details) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Aircraft Appraiser Payment	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Secured Borrowings [Abstract]
Loss on extinguishment of debt		$ (1,620)	$ (560)	$ (5,330)	$ (1,458)
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	1,941,303		1,941,303		$ 2,416,807
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 307,885		$ 307,885		$ 467,179
Number of aircraft serving as security | Aircraft				17
Maturity date				Jun. 15, 2023
Loss on extinguishment of debt				$ (2,000)
Loan-to-value ratio				72.50%
Number of independent appraisers | Appraiser				3
Number of consecutive quarterly payments for breach of debt service coverage ratio | Payment				2
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate				3 months
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series A Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate				1.50%
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series B Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate				1.80%

[1]	As of September 30, 2019 and December 31, 2018, accrued interest on secured borrowings totaled $11.4 million and $10.9 million, respectively.